Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 14. RELATED PARTY TRANSACTIONS

The Company has entered into a Loan Agreement with Reliance Holdings, a related party under common control. Ezra Beyman is currently the CEO of Reliance Global Group, Inc. and the Chairman of Reliance Global Holdings, LLC with both companies sharing a management team. There is no term to the loan, and it bears no interest. Repayment will be made as the Company has business cash flows. The proceeds from the various loans were utilized to fund the USBA

Acquisition, the EBS Acquisition, CCS Acquisition, SWMT Acquisition, FIS Acquisition, and ABC Acquisition.

At September 30, 2020, the Company owed a de minimis amount to Reliance Holdings.

At September 30, 2020 and December 31, 2019, Reliance Holdings owned approximately 26% and 32%, respectively, of the common stock of the Company.

NOTE 15. RELATED PARTY TRANSACTIONS

Successor

The Company has entered into a Loan Agreement with Reliance Global Holdings, LLC, a related party under common control. There is no term to the loan, and it bears no interest. Repayment will be made as the Company has business cash flows. The proceeds from the various loans were utilized to fund the USBA Acquisition, the EBS Acquisition, CCS Acquisition, SWMT Acquisition, FIS Acquisition, and ABC Acquisition.

As of December 31, 2019, and the 2018 the related party loan payable was $3,311,844 and $962,325 respectively.

Reliance Holdings provided $300,981 for funding of the USBA Acquisition and paid $83,162 in transaction costs on behalf of the Company.

Reliance Holdings provided $160,523 for funding the EBS Acquisition and paid $44,353 in transaction costs on behalf of the Company.

The CCS Acquisition, Reliance Holdings provided $242,484 for funding of the acquisition and paid $113,247 in transaction costs on behalf of the Company. Included in the funding this acquisition is the balance of the purchase price, having a value of $120,000, that is to be paid in the form 761,905 shares of common stock in the Company. The Closing Shares are to be transferred from the shares owned by Reliance Holdings and were transferred subsequent to December 31, 2018; and as a result, is a component of Loans payables, related parties on the accompanying Consolidated Balance Sheets.

Reliance Global Holdings, LLC provided $335,169 for funding of the SWMT Acquisition and paid $122,660 in transaction costs on behalf of the Company.

Reliance Global Holdings, LLC provided $779,099 for funding of the FIS Acquisition and paid $63,663 in transaction costs on behalf of the Company.

Reliance Global Holdings, LLC provided $1,378,961 for funding of the ABC Acquisition.

Reliance Global Holdings, LLC provided $50,000 for funding of the purchase of software from The Referral Depot, LLC.

In October 2019, the Company began sharing leased office space with Reliance Global Holdings, LLC. Reliance Global Holdings, LLC leases the office space from an unrelated third party and is the only lessee listed per the lease agreement. Both Reliance Global Holdings, LLC and the Company each pay 50% of the monthly rent payments. As the Company is not legally obligated to make payments on the lease, this is treated as a month-to-month expense. For the year ended December 31, 2019, the Company’s paid $16,153 towards the lease and recorded as rent expense in the Statement of Operations.

At December 31, 2019 and 2018, Reliance Holdings owned approximately 32% and 57%, respectively, of the common stock of the Company.

Predecessor

As of December 31, 2017, Family Health Advisors, Inc. has a note receivable from a stockholder of Family Health Advisors, Inc. and Employee Benefits Solutions, Inc., in the amount of $570. This loan bears no interest and has no repayment terms.

As of December 31, 2017, Employee Benefits Solutions, Inc. has a note payable to a stockholder in the amount of $31,943. This loan bears no interest and has no repayment terms.

During the year ended December 31, 2017, $5,000 of a note receivable was forgiven and treated as a distribution to a stockholder.

As of December 31, 2017, Family Health Advisors, Inc. paid Employee Benefits Solutions, Inc. $4,125 for their portion of rent at the office space leased by Employee Benefits Solutions, Inc.

Family Health Advisors, Inc. collects commissions as general agent and paid commissions to Employee Benefits Solutions, Inc. for their services. During the year ended December 31, 2017, Family Health Advisors, Inc. paid Employee Benefits Solutions, Inc. $35,009 in commissions. These transactions have been eliminated in the combination.